SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Principles of Consolidation and Basis of Presentation—The accompanying consolidated financial statements and related notes have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These financial statements include the accounts of New Residential and its consolidated subsidiaries, which are comprised of entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity. All intercompany balances and transactions have been eliminated upon consolidation. New Residential currently operates in three business segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and (iii) corporate.

Variable interest entities (VIEs) are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. A VIE is required to be consolidated by its primary beneficiary, and only by its primary beneficiary, which is defined as the party who has the power to direct the activities of a VIE that most significantly impact its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

New Residential’s investments in Non-Agency RMBS are variable interests. New Residential monitors these investments and analyzes the potential need to consolidate the related securitization entities pursuant to the VIE consolidation requirements.

New Residential has not consolidated the securitization entities that issued its Non-Agency RMBS. This determination is based, in part, on New Residential’s assessment that it does not have the power to direct the activities that most significantly impact the economic performance of these entities, such as through ownership of a majority of the currently controlling class. In addition, New Residential is not obligated to provide, and has not provided, any financial support to these entities.

The consolidated financial statements have been prepared on a spin off basis from the consolidated financial statements and accounting records of Newcastle and reflect New Residential’s historical results of operations, financial position and cash flows, in accordance with U.S. GAAP. The consolidated financial statements may not be indicative of New Residential’s future performance and do not necessarily reflect what its consolidated results of operations, financial position and cash flows would have been had New Residential operated as an independent company during the periods presented.

The incremental cost of certain legal, accounting and other expenses related to New Residential’s operations are reflected in the accompanying consolidated financial statements. Certain expenses of Newcastle, currently comprised primarily of a portion of its management fee, have been allocated to New Residential to the extent they are directly associated with New Residential. The portion of the management fee allocated to New Residential represents the product of the management fee rate payable by Newcastle (1.5%) and New Residential’s gross equity, which management believes is a reasonable method for quantifying the expense of the services provided by the employees of the Manager to New Residential. New Residential and Newcastle do not intend to share any expenses following the separation.

Risks and Uncertainties—In the normal course of business, New Residential encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on New Residential’s investments that results from a borrower’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments due to changes in prepayment speeds, interest rates, spreads or other market factors. Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, refinancings, collateral values, payment histories, and other borrower information. Furthermore, as of December 31, 2012 and 2011, a significant portion of New Residential’s assets are its investments in Excess MSRs, which are dependent on Nationstar to perform its obligations as the servicer. If Nationstar is terminated as the servicer, New Residential’s right to receive its portion of the excess mortgage servicing amount is also terminated.

Additionally, New Residential is subject to significant tax risks. If New Residential were to fail to qualify as a REIT in any taxable year, it would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, New Residential would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

Investments in Excess Mortgage Servicing Rights—Excess MSRs are aggregated into pools as applicable; each pool of Excess MSRs is accounted for in the aggregate. Interest income for Excess MSRs is accreted into interest income on an effective yield or “interest” method, based upon the expected excess mortgage servicing amount through the expected life of the underlying mortgages. Changes to expected cash flows result in a cumulative retrospective adjustment, which will be recorded in the period in which the change in expected cash flows occurs. Under the retrospective method, the interest income recognized for a reporting period would be measured as the difference between the amortized cost basis at the end of the period and the amortized cost basis at the beginning of the period, plus any cash received during the period. The amortized cost basis is calculated as the present value of estimated future cash flows using an effective yield, which is the yield that equates all past actual and current estimated future cash flows to the initial investment. In addition, New Residential’s policy is to recognize interest income only on its Excess MSRs in existing eligible underlying mortgages. The difference between the fair value of Excess MSRs and their amortized cost basis is recorded as “Change in fair value of investments in excess mortgage servicing rights.” Fair value is generally determined by discounting the expected future cash flows using discount rates that incorporate the market risks and liquidity premium specific to the Excess MSRs, and therefore may differ from their effective yields.

Real Estate Securities—New Residential invests in real estate related asset backed securities. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security. Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities using the interest method. Upon settlement of securities, the excess (or deficiency) of net proceeds over the net carrying value of such security is recognized as a gain (or loss) in the period of settlement.

Impairment of Securities—New Residential continually evaluates securities for impairment. Securities are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that New Residential will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or for securities purchased at a discount for credit quality when New Residential determines that it is probable that it will be unable to collect as anticipated. The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer, (ii) review of the credit rating of the security, (iii) review of the key terms of the security, (iv) review of the performance of the underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the underlying loans, (vi) analysis of the effect of local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults, loss severities and prepayments for similar securities. Furthermore, New Residential must record a write down if we have the intent to sell a given security in an unrealized loss position, or if it is more likely than not that we will be required to sell such a security. Upon determination of impairment, New Residential records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. It is New Residential’s policy to establish an allowance for uncollectible interest on performing securities that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those securities are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from New Residential’s estimates. New Residential may resume accrual of income on a security if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis.

Other Income (Loss)—On May 14, 2012, New Residential entered into definitive agreements to co-invest in Excess MSRs related to mortgage servicing rights that Nationstar proposed to acquire from Residential Capital, LLC and related entities (“ResCap”) in an auction conducted as part of ResCap’s bankruptcy proceedings. The auction commenced on October 23, 2012, and Nationstar did not submit the highest bid on October 24, 2012. Therefore, New Residential did not complete this co-investment and was entitled to its portion of the breakup fee of approximately $8.4 million, which was recorded as other income for the year ended December 31, 2012.

Reclassification From Accumulated Other Comprehensive Income Into Net Income—No amounts were reclassified out of accumulated other comprehensive income into net income for the year ended December 31, 2012.

EXPENSE RECOGNITION

Interest Expense—New Residential finances certain investments using floating rate repurchase agreements. Interest is expensed as incurred.

General and Administrative Expenses—General and administrative expenses, including legal fees, audit fees and other costs and are expensed as incurred.

Management Fees Allocated by Newcastle—These represent the management fees allocated by and due to Newcastle based on the equity used in funding the acquisition of Excess MSRs and real estate securities. The management fees are equal to 1.5% of the gross equity, as defined in the Management Agreement between Newcastle and FIG LLC. For further information on the Management Agreement, see Note 9.

BALANCE SHEET MEASUREMENT

Cash and Cash Equivalents—New Residential has no cash account as of December 31, 2011 or 2012. Cash transactions affecting account balances are collected or paid through a cash account held by Newcastle.

Due from/to Newcastle—For purposes of classifying amounts, New Residential considers the Manager and principals of Fortress to be affiliates. Amounts due from and to Newcastle are recorded at their contractual or allocated amount, subject to an allowance for uncollectible amounts if collection is not deemed probable.

Investments in Excess Mortgage Servicing Rights—Upon acquisition, New Residential has elected to record each of such investments at fair value. New Residential elected to record its Excess MSRs at fair value in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs. Under this election, New Residential records a valuation adjustment on its Excess MSRs on a quarterly basis to recognize the changes in fair value in net income as described in Revenue Recognition—Investments in Excess Mortgage Servicing Rights above. As of December 31, 2012 and 2011, all Excess MSRs are classified as held-for-investment as New Residential has the intent and ability to hold the investments for the foreseeable future.

Investments in Real Estate Securities—New Residential has classified its investments in securities as available-for-sale. Available-for-sale securities are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Capital Contributions and Distributions—Capital contributions represent the settlements of acquisition price in the acquisition of Excess MSRs and real estate securities and deposits related to Excess MSRs paid by Newcastle on behalf of New Residential. Capital distributions represent the cash receipts from investments, repayments of repurchase agreements and borrowings under repurchase agreements less cash payments for expenses, which would be equivalent to net increases in cash and cash equivalents in the respective periods had New Residential maintained a separate bank account.

Contributions in-kind—Contributions in-kind represent the contribution of real estate securities by Newcastle to New Residential.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued new guidance regarding the measurement and disclosure of fair value, which became effective for New Residential on January 1, 2012. The adoption of this guidance did not have a material impact on New Residential’s financial position, liquidity or results of operations.

In June 2011, the FASB issued a new accounting standard that eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. New Residential has early adopted this standard in the period ended December 31, 2011 and has presented the Statement of Comprehensive Income separately from the Statement of Changes in Newcastle’s Equity.

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in the financial statements. However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statements. New Residential has early adopted this accounting standard and opted to present this information in a note to the financial statements.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, the definition of an investment company, financial statement presentation, revenue recognition, financial instruments, hedging and contingencies. Some of the proposed changes are significant and could have a material impact on New Residential’s reporting. New Residential has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.